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Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

VIA EDGAR

March 8, 2021

Re:         Western Asset Mortgage Opportunity Fund Inc. (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Western Asset Mortgage Opportunity Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement is being filed to register sales of the Fund’s common stock pursuant to Rule 415 under the 1933 Act and pursuant to General Instruction A.2 of Form N-2.

Any questions or communications regarding this filing should be directed to David Blass (David.Blass@stblaw.com or (202) 636-5863) or Ryan Brizek (Ryan.Brizek@stblaw.com or (202) 636-5806).

Very truly yours,

/s/ Ryan Brizek
Ryan Brizek

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